FAIR VALUE MEASUREMENTS 4 (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at beginning of period	$ 107,000,000	$ 99,000,000	$ 61,000,000
Realized and unrealized gains (losses)	(134,000,000)	15,000,000	11,000,000
Issuances	12,000,000	19,000,000	51,000,000
Settlements	34,000,000	(26,000,000)	(24,000,000)
Balance at end of period	19,000,000	107,000,000	99,000,000
Change in unrealized gains relating to instruments still held at the end of the period	(27,000,000)	8,000,000	$ 11,000,000
San Diego Gas and Electric Company [Member] | Maximum [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Congestion Revenue Rights	8	12
Market Electricity Forward Price Inputs	60.05
San Diego Gas and Electric Company [Member] | Minimum [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Congestion Revenue Rights	(16)	$ (6)
Market Electricity Forward Price Inputs	$ 21.45